Derivative Warrants Liability	12 Months Ended
Dec. 31, 2017
Derivative Warrants Liability [Abstract]
DERIVATIVE WARRANTS LIABILITY

NOTE 8 – DERIVATIVE WARRANTS LIABILITY

The Company allocated approximately $244,000 and $168,000, for the years ended December 31, 2016 and 2015, respectively, of proceeds from its units under the Private Placement Memorandum (“PPM”, See also Note 10.F. and 2.M.) to the fair value of 4,518,406 and 3,106,000 warrants issued during 2016 and 2015, respectively, in connection with the PPM that are classified as a liability. The warrants are classified as a liability because of provisions in such warrants that allow for the net cash settlement of such warrants in the event of certain fundamental transactions, as defined in the warrant agreement (some of which are not considered solely within the control of the Company).

The remaining outstanding warrants and terms as of December 31, 2017 and 2016 is as follows:

Issuance date	Outstanding as of December 31, 2016	Outstanding as of December 31, 2017	Exercise Price	Exercisable as of December 31, 2017	Exercisable Through

Series (2015)	3,106,000	3,106,000	$0.5	3,106,000	May 2018
Series (2016)	4,518,406	2,853,406	$0.5	2,853,406	May 2019
		5,959,406

As such certain conditions in the warrants agreements, do not meet the specific conditions for equity classification, the Company is required to classify the fair value of these warrants as a liability, with changes in fair value to be recorded as income (loss) due to change in fair value of warrant liability. The estimated fair value of warrant liability at December 31, 2017 and December 31, 2016, was $ 1,063,745 and $ 259,716, respectively.

As quoted prices in active markets for identical or similar warrants are not available, the Company uses directly observable inputs in the valuation of its derivative warrant liabilities (level 3 measurement).

The Company uses the Black-Scholes valuation model to estimate fair value of these warrants. In using this model, the Company makes certain assumptions about risk-free interest rates, dividend yields, volatility, expected term of the warrants and other assumptions. Risk-free interest rates are derived from the yield on U.S. Treasury debt securities. Dividend yields are based on our historical dividend payments, which have been zero to date. The expected term of the warrants is based on the time to expiration of the warrants from the date of measurement.

During April 2017, the Company offered to the holders of the warrants to decrease the exercise of their warrants by lowering the exercise price of the warrants from $0.5 per share to $0.4 until May 22, 2017.

As a result of such offer, during May 2017, certain holders exercised 1,665,000 warrants into shares of common stock in a same number for a cash consideration of $666,000.

The fair value of the inducement was measured in an amount of $166,500. Such amount was recognized as an additional financing expense in the Company’s Statement of Comprehensive Loss.

As of the date of exercise, the fair value of the warrants exercised which amounted to $297,200 (after consideration of the effect of the inducement), which was previously presented as part of the derivative warrant liability, was reclassified to equity.

The following table summarizes the observable inputs used in the valuation of the derivative warrant liabilities as of December 31, 2017 and December 31, 2016:

	As of December 31, 2017		As of December 31, 2016
	Series (2015)	Series (2016)	Series (2015)	Series (2016)
Share price (U.S. dollars)	$0.59	$0.59	$0.15	$0.15
Exercise price (U.S. dollars)	$0.5	$0.5	$0.5	$0.5
Expected volatility	67%	67%	100%	100%
Risk-free interest rate	1.0%	1.0%	1.0%	1.0%
Dividend yield	—	—	—	—
Expected term (years)	0.37	0.77	1.37	2.25

	Series (2015)	Series (2016)	Total
Balances at December 31, 2016	$76,768	$182,948	$259,716
Exercised	-	(297,200)	(297,200)
Cancelled	-	-	-
Changes in fair value	477,648	623,581	1,101,229
Balances at December 31, 2017	$554,416	$509,329	$1,063,745

In accordance with ASC-820-10-50-2(g), the Company has performed a sensitivity analysis of the derivative warrant liabilities of the Company which are classified as level 3 financial instruments. The Company recalculated the value of warrants by applying a +/- 5% changes to the input variables in the Black-Scholes model that vary overtime, namely, the volatility and the risk-free rate. A 5.0% decrease in volatility would decrease the value of the warrants by $52,072; a 5.0% increase in volatility would increase the value of the warrants to $52,066. A 5.0% decrease or increase in the risk-free rate would not have materially changed the value of the warrants; the value of the warrants is not strongly correlated with small changes in interest rates. The Company estimates the share price of $0.59 as share value representative of the last price the Company raised capital from private issuers in October 2017.